Property and Equipment (Tables)	12 Months Ended
Dec. 30, 2012
Property Plant And Equipment [Abstract]
Summary of Property and Equipment, Net

A summary of property and equipment, net is as follows:

	As Of
	January 1, 2012	December 30, 2012
Buildings	$51,306	$73,830
Furniture, fixtures and equipment	102,940	146,206
Leasehold improvements	101,520	145,291
Construction in progress	14,611	21,873

Total property and equipment	270,377	387,200
Accumulated depreciation and amortization	(49,034)	(84,034)

Property and equipment, net	$221,343	$303,166

Summary of Leased Property and Equipment under Capital and Financing Lease Obligations

A summary of leased property and equipment under capital and financing lease obligations is as follows:

	As of
	January 1, 2012	December 30, 2012
Capital Leases—Buildings
Gross asset balance	$2,796	$2,796
Accumulated depreciation	(284)	(703)

Net	$2,512	$2,093

Capital Leases—Equipment
Gross asset balance	781	857
Accumulated depreciation	(162)	(420)

Net	$619	$437

Financing Leases
Gross asset balance	48,510	71,034
Accumulated depreciation	(2,003)	(3,674)

Net	$46,507	$67,360